Convertible notes payable (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Convertible Debt
The following is a summary of the Company’s convertible notes payable as of December 31, 2022. The fair value of the Investor Notes approximates its carrying value as of December 31, 2022.

	Principal amount	Unamortized debt issuance costs	Net carrying amount
	RMB	RMB	RMB
5% Investor Notes due on November 8, 2025	448,318	(8,449)	439,869
The following is a summary of the Company’s convertible notes payable and its fair value as of December 31, 2023.

				Fair value
	Principal amount	Unamortized debt issuance costs	Net carrying amount	Amount	Leveling
	RMB	RMB	RMB	RMB
5% Investor Notes due on November 8, 2025	461,494	(5,793)	455,701	396,884	Level 3

Fair Value Measurements, Recurring and Nonrecurring
The following is a summary of the Company’s convertible notes payable and its fair value as of December 31, 2023.

				Fair value
	Principal amount	Unamortized debt issuance costs	Net carrying amount	Amount	Leveling
	RMB	RMB	RMB	RMB
5% Investor Notes due on November 8, 2025	461,494	(5,793)	455,701	396,884	Level 3